Related Party Transaction (10K) (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Consulting fees	$ 445,849	$ 492,978	$ 622,813	$ 589,068	$ 871,228	$ 422,771
Paid of rights sales					1,074,937
Rights Sales Agreement [Member]
Paid of rights sales					1,500,000
Chief Executive Officer [Member]
Compensation to Chief Executive Officer					1,300,000	1,000,000
Compensation offset against common stock				444,977	1,000,000	1,000,000
Compensation offset against Preferred stock					85,989	1,086,834
Deferred salary					106,588
Director [Member] | Gilmour & Company Pty Ltd [Member]
Compensation to Chief Executive Officer	$ 7,500	$ 0	$ 12,500	$ 0
Consulting fees					29,538	17,524
Damien Mathieson [Member] | Comms Watch Pty Ltd [Member]
Consulting fees					20,000	1,839
Clem Tacca [Member]
Consulting fees					321,951	335,000
Frank Wilkie [Member]
Consulting fees					$ 150,473	$ 35,258